Commitments and Contingencies - Balance Sheet Information (Details) $ in Thousands	Mar. 31, 2019 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Operating lease right-of-use asset in other non-current assets	$ 3,820
Operating lease liability in accrued liabilities	712
Operating lease liability in other liabilities	4,285
Total operating lease liabilities	$ 4,997